Trade Accounts Payable - Summary of Trade Accounts Payable (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Trade Accounts Payable [abstract]
Invoices payable	S/ 591,619	S/ 1,250,586
Unbilled services received	378,670	132,514
Notes payable	109,242	69,946
Trade accounts payable	S/ 1,079,531	S/ 1,453,046